Restatement (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Restatementtext Block [Abstract]
Schedule of impact on the consolidated statement of comprehensive income (loss)
	Six months ended June 30,
	2020
	As previously reported	As restated	Adjustments
	U.S. dollars in thousands

Revaluation of warrants to purchase ADS’s	-	535	535
Finance income (expenses), net	77	(458)	535
Total comprehensive income (loss) for the year	(397)	(932)	535
Basic and diluted earnings (loss) per share (in U.S. dollars):	(0.001)	(0.002)	(0.001)

	Three months ended June 30,
	2020
	As previously reported	As restated	Adjustments
	U.S. dollars in thousands

Revaluation of warrants to purchase ADS’s	-	681	681
Finance income (expenses), net	(207)	(888)	681
Total comprehensive income (loss) for the year	(424)	(1,105)	681
Basic and diluted earnings (loss) per share (in U.S. dollars):	(0.001)	(0.002)	(0.001)

Schedule of impact on the consolidated statements of financial position
	June 30,
	2020
	As previously reported	As restated	Adjustments
	U.S. dollars in thousands

Non-current liabilities	-	1,000	1,000
Additional paid in capital	147,708	146,015	(1,693)
Accumulated deficit	(154,315)	(153,622)	693
Total equity	6,595	5,595	(1,000)